Debt Obligations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended														12 Months Ended				12 Months Ended			12 Months Ended
	Dec. 31, 2011	Aug. 22, 2011	Dec. 31, 2010	Dec. 31, 2011 Fiscal Quarter In 2012 and 2013 [Member]	Dec. 31, 2011 Fiscal Quarter in 2014 [Member]	Dec. 31, 2011 Fiscal Quarter in 2015 and Beyond [Member]	Dec. 31, 2011 Fiscal Quarters Ending Prior to December 31, 2013 [Member]	Dec. 31, 2011 Fiscal Quarters Ending On Or After December 31, 2013 [Member]	Dec. 31, 2011 Secured Debt [Member]	Dec. 31, 2011 Notes Payable to Banks [Member]	Dec. 31, 2011 Capital Lease Obligations [Member]	Aug. 22, 2011 Line of Credit [Member]	Dec. 31, 2011 Industrial Revenue Bond [Member] Capital Lease Obligations [Member]	Sep. 30, 2009 Industrial Revenue Bond [Member] Capital Lease Obligations [Member]	Dec. 31, 2011 Secured Debt [Member] Term Loan [Member]	Aug. 22, 2011 Secured Debt [Member] Term Loan [Member]	Aug. 22, 2011 Secured Debt [Member] Revolving [Member]	Dec. 31, 2011 Base Rate [Member] Secured Debt [Member]	Dec. 31, 2011 Base Rate [Member] Minimum [Member] Secured Debt [Member]	Dec. 31, 2011 Base Rate [Member] Maximum [Member] Secured Debt [Member]	Dec. 31, 2011 Federal Funds Rate [Member] Secured Debt [Member]	Dec. 31, 2011 LIBOR [Member] Minimum [Member] Secured Debt [Member]	Dec. 31, 2011 LIBOR [Member] Maximum [Member] Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt	$ 852								$ 840	$ 5	$ 5		$ 3
Secured Credit Facility Maximum Borrowing Amount		1,400														700	700
Line of Credit Facility, Amount Outstanding																700	140
Line of Credit Facility, Reduction in Borrowing Capacity From Usage of Letters of Credit												21
Debt Instrument, Periodic Payment															17.5
Debt Instrument, Amont Due at Maturity Date															455
Debt Instrument, Basis Spread on Variable Rate																		1.00%			0.50%
Debt Instrument, Margin for Base Rate Loans																			0.25%	1.50%		1.25%	2.50%
Maximum Incremental Borrowing Per Secured Credit Facility	500
Deferred Finance Costs, Noncurrent, Net	29
Debt Instrument Covenant Consolidated Leverage Ratio				350.00%	325.00%	300.00%
Debt Instrument Covenant Interest Coverage Ratio							350.00%	400.00%
Interest Coverage Ratio Determination Period	four consecutive fiscal quarters
Debt Instrument, Interest Rate, Stated Percentage										9.49%
Capital Lease Obligation At Issuance														5
Debt Instrument, Fair Value Disclosure	$ 855		$ 13
Georgia Development Authority IRB Rate														5.00%